Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share Based Payments Award Stock Options Valuation Assumptions	Assumptions:
2024
Dividend yield	0.00%
Risk-free interest rate	0.19-4.05%
Expected volatility	100.2 – 122.8%
Expected life (in years)	5

Schedule of Stock Option Activity

Option activity for the three months ended May 31, 2024 and the year ended February 29, 2024 was as follows:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value ($)

Options outstanding at February 28, 2023	-	-	-	-
Options assumed pursuant to reverse acquisition	86,642	61.43	2.68	-
Exercised	-	-	-	-
Forfeited or cancelled	(1,342)	120.87	-	-
Options outstanding at February 29, 2024	85,300	60.50	2.52	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	(5,740)	67.69	-	-
Options outstanding May 31, 2024	79,560	59.84	2.27	-
Options expected to vest in the future as of May 31, 2024	2,572	33.82	3.3	-
Options exercisable at May 31, 2024	76,988	60.71	2.23	-
Options vested, exercisable, and options expected to vest at May 31, 2024	79,560	59.84	2.27	-

Option activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)
Options outstanding at February 28, 2023	-	-	-
Options assumed pursuant to reverse acquisition	86,642	61.43	2.68	-
Exercised	-	-	-	-
Forfeited or cancelled	(1,342)	120.87	-	-
Options outstanding at February 29, 2024	85,300	60.50	2.52	-
Options expected to vest in the future as of February 29, 2024	3,451	33.25	3.54	-
Options exercisable at February 29, 2024	81,849	61.64	2.48	-
Options vested, exercisable, and options expected to vest at February 29, 2024	85,300	60.50	2.52	-

Schedule of Warranty Activity

Warrant activity for the three months ended May 31, 2024 and the year ended February 29, 2024 was as follows:

	Warrants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)
Warrants outstanding at February 28, 2023	-	-	-
Warrants assumed pursuant to reverse acquisition	217,593	21.01	1.86
Granted	268,572	3.02	2.17
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Warrants outstanding at February 29, 2024	486,165	9.94	1.96
Granted	-	-	-
Exercised	-	-	-
Forfeited or cancelled	(2,102)	322.00	-
Warrants outstanding at May 31, 2024	484,063	8.58	1.71

Warrant activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining
		Price	Contractual
	Warrants	($)	Life (Yrs.)
Warrants outstanding at February 28, 2023	-	-	-
Warrants assumed pursuant to reverse acquisition	217,593	21.01	1.86
Granted	268,572	3.02	2.17
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Warrants outstanding at February 29, 2024	486,165	9.94	1.96

Stock Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share Based Payments Award Stock Options Valuation Assumptions

The fair value of outstanding SAR awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the twelve months ended February 29, 2024:

Assumptions:

2024
Dividend yield	0.00%
Risk-free interest rate	0.22-2.79%
Expected volatility	108.7-122.8.0%
Expected life (in years)	5

Schedule of Stock Option Activity

SARs activity for the three months ended May 31, 2024 and the year ended February 29, 2024 was as follows:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value ($)

SARs outstanding at February 28, 2023	-	-	-	-
SARs assumed pursuant to reverse acquisition	40,390	44.77	2.99	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
SARs outstanding at February 29, 2024	40,390	44.77	2.99	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	(167)	37.40	-	-
SARs outstanding May 31, 2024	40,223	44.80	2.73	-
SARs expected to vest in the future as of May 31, 2024	6,670	34.77	2.98	-
SARs exercisable at May 31, 2024	33,553	46.79	2.69	-
SARs vested, exercisable, and SARs expected to vest at May 31, 2024	40,223	44.80	2.73	-

SARs activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	SARs	($)	Life (Yrs.)	Value ($)
SARs outstanding at February 28, 2023	-	-	-	-
SARs assumed pursuant to reverse acquisition	40,390	44.77	2.99	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
SARs outstanding February 29, 2024	40,390	44.77	2.99	-
SARs expected to vest in the future as of February 29, 2024	6,886	35.25	3.23	-
SARs exercisable at February 29, 2024	33,504	46.72	2.93	-
SARs vested, exercisable, and options expected to vest at February 29, 2024	40,390	44.77	2.99	-